Related party transactions - Service agreements, lease agreements and products - Summary (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances
Accounts Payables	€ 153,781,000	€ 147,349,000
Service Agreements
Transactions
Sales of goods and services	24,307,000	29,289,000	€ 22,833,000
Purchases of goods and services	126,046,000	103,195,000	94,303,000
Balances
Accounts Receivable	3,508,000	11,223,000
Accounts Payables	12,489,000	7,644,000
Lease Agreements
Transactions
Purchases of goods and services	24,597,000	22,132,000	23,192,000
Products
Transactions
Sales of goods and services	33,564,000	30,530,000	26,051,000
Purchases of goods and services	464,611,000	439,647,000	414,631,000
Balances
Accounts Receivable	8,750,000	9,148,000
Accounts Payables	61,633,000	40,526,000
Fresenius SE (largest shareholder) | Service Agreements
Transactions
Sales of goods and services	445,000	381,000	389,000
Purchases of goods and services	24,456,000	21,704,000	20,220,000
Balances
Accounts Receivable	378,000	40,000
Accounts Payables	4,019,000	2,948,000
Fresenius SE (largest shareholder) | Lease Agreements
Transactions
Purchases of goods and services	8,745,000	8,456,000	9,475,000
Fresenius SE (largest shareholder) | Products
Transactions
Sales of goods and services	0	1,000	2,000
Affiliates of Fresenius SE | Service Agreements
Transactions
Sales of goods and services	3,819,000	11,111,000	4,866,000
Purchases of goods and services	101,590,000	81,491,000	74,083,000
Balances
Accounts Receivable	681,000	9,445,000
Accounts Payables	8,470,000	4,696,000
Affiliates of Fresenius SE | Lease Agreements
Transactions
Purchases of goods and services	15,852,000	13,676,000	13,717,000
Affiliates of Fresenius SE | Products
Transactions
Sales of goods and services	33,564,000	30,529,000	26,049,000
Purchases of goods and services	39,181,000	40,467,000	43,390,000
Balances
Accounts Receivable	8,750,000	9,148,000
Accounts Payables	3,658,000	3,976,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	20,043,000	17,797,000	17,578,000
Purchases of goods and services	0
Balances
Accounts Receivable	2,449,000	1,738,000
Accounts Payables		0
Equity method investees | Products
Transactions
Purchases of goods and services	425,430,000	399,180,000	€ 371,241,000
Balances
Accounts Payables	€ 57,975,000	€ 36,550,000